Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The accompanying unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements. In the opinion of management, the financial statements reflect all normal and recurring adjustments necessary to fairly state the financial position and results of operations of the Company. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s annual financial statements and accompanying notes, included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025, as filed with the Securities and Exchange Commission on March 26, 2026. The year-end balance sheet data was derived from the audited financial statements as of December 31, 2025, but not all disclosures required by generally accepted accounting principles in the United States (“U.S. GAAP”) are included in this interim report.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. Inter-company transactions and balances have been eliminated in consolidation.

Controlled entity	Country of Incorporation	Percentage Owned June 30, 2026	Percentage Owned December 31, 2025
Inspira Medical. Ltd	Israel	100%	-

In March 2026, the Company established a wholly owned subsidiary for its medical technology operations. As of June 30, 2026, no operations, assets or liabilities had been transferred to the subsidiary, and the subsidiary had not commenced operations.

Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company’s financial statements in conformity with U.S. GAAP requires us to make estimates, judgments and assumptions that may affect the reported amounts of assets, liabilities, equity, expenses and related disclosure of contingent assets and liabilities. On an ongoing basis, the Company evaluates its estimates, judgments and methodologies. The Company bases its estimates on historical experience and on various other assumptions that it believes are reasonable, the results of which form the basis for making judgments about the carrying values of assets, liabilities and equity (including share-based compensation) and the amount of expenses. Actual results could differ from those estimates.

Business Combinations

Business Combinations

The Company accounts for business combinations using the acquisition method. The Company allocates the fair value of purchase consideration to the tangible and intangible assets acquired, and liabilities assumed, based on their estimated fair values. The excess of the fair value of purchase consideration over the values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair value of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain identifiable assets include, but are not limited to, the selection of valuation methodologies, forecasted revenue, discount rates, and useful lives. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

Acquisition costs, such as legal and consulting fees, are expensed as incurred and are included in general and administrative expenses in the consolidated statements of comprehensive loss. During the measurement period, which is up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded in the consolidated statements of comprehensive loss.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In December 2023, the Financial Accounting Standards Board (the “FASB”) issued accounting standards update (“ASU”) 2023-09, “Improvements to Income Tax Disclosures,” which modifies disclosure requirements for income taxes. This ASU requires the disclosure of the reconciliation between the tabular statutory tax rate and the effective tax rate in both percentages and dollars, additional disaggregated rate reconciliation categories and disaggregation of both income taxes paid and income tax expense by jurisdiction. This guidance is effective for annual periods beginning after December 15, 2024. We expect this ASU to impact only our disclosures, with no impact to our results of operations, cash flows and financial condition.

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures,” which expands disclosure of significant costs and expenses. This ASU requires expanded disclosures of significant costs and expenditures within cost of goods sold and selling, general and administrative expenses, including amounts of inventory purchased, employee compensation, depreciation, amortization and selling expenses. This ASU also requires expanded qualitative disclosures, including a description of selling expenses and a description of non-disaggregated expenses. This guidance is effective for annual periods beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. We expect this ASU to impact only our disclosures, with no impact to our results of operations, cash flows and financial condition.

Revenue recognition

Revenue recognition

The Company’s revenues are measured according to the ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). Under ASC 606, revenues are measured according to the amount of consideration that the Company expects to be entitled to receive in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

At contract inception, the Company identifies performance obligations, which may include the delivery of printers, ink and other consumables, installation and training services, and support services. Revenue is allocated to each performance obligation based on the relative standalone selling price (“SSP”) of the goods or services of each performance obligation. If an SSP is not directly observable, the Company allocates the transaction price to the identified performance obligations based on the residual approach. Revenue for the printer hardware is determined using the residual method, whereby the total transaction price is allocated first to all other performance obligations based on their SSPs, with any remaining transaction price allocated to the printer.

Revenue from products consist primarily of revenues from the sale of printers, ink and other consumables. Revenue from products is recognized at a point in time when control transfers to the customer upon delivery terms.

Revenue from services consist primarily of installation and training services and support and maintenance services. Revenue from installation and training services is recognized when the related services are performed. Revenue from support and maintenance services is recognized on a straight-line basis over the service period.

Any discounts provided to customers are accounted for as a reduction from revenues.

The Company applies the five-step model under ASC 606:

(i)	identify the contract with a customer;
(ii)	identify the performance obligations in the contract;
(iii)	determine the transaction price;
(iv)	allocate the transaction price to the performance obligations; and
(v)	recognize revenue when (or as) performance obligations are satisfied.

Standard product warranties that provide assurance that the product complies with agreed specifications do not represent a separate performance obligation and are accounted for under ASC 460. Extended warranty, support and maintenance services that provide services in addition to such assurance are accounted for as separate performance obligations under ASC 606, when applicable, and the related revenue is recognized over the applicable service period.

Substantially all of the Company’s hardware products are covered by a standard assurance warranty of one year. In the event of a failure of a product covered by this warranty, the Company may repair or replace the product, at its option.

Cost of revenues

Cost of revenues

Cost of revenues consists of sub-contractors, raw materials, shipping and handling costs to customers, salary, employee-related expenses, depreciation, royalties to the IIA, provision for assurance and overhead expenses.

Cost of revenues are expensed commensurate with the recognition of the respective revenues.

Inventory

Inventory

Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, discontinued products, and for market prices lower than cost, if any.

The Company periodically evaluates the quantities on hand relative to historical and projected sales volume (which is determined based on an assumption of future demand and market conditions) and the age of the inventory. At the point of the loss recognition, a new lower cost basis for that inventory has been established.

For the medical technology operations, inventory cost is determined using the moving average cost method, including applicable indirect costs.

For the AME operations, finished goods are measured using a standard costing system that approximates the first-in, first-out (“FIFO”) method. The cost of finished goods includes materials, labor and manufacturing overhead incurred in bringing the inventory to its present location and condition. Raw materials are measured using the weighted-average cost method.

The Company regularly reviews inventory on hand, product development plans and sales forecasts to identify inventory carrying amounts in excess of net realizable value.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property and equipment are stated at cost. Depreciation is computed based on the straight-line method, over the estimated useful life of the assets.

Property and equipment acquired as part of a business combination is depreciated from the acquisition date over the remaining estimated useful life of the respective assets as determined at the acquisition date.

Annual rates of depreciation are as follows:

%

Computers	33-42
R&D equipment	6-100
Furniture and office equipment	6-76
Leasehold Improvements	10-67

Government Grants

Government Grants

The Company receives royalty-bearing grants from the IIA for approved research and development projects under Israeli law. Royalties on the revenues derived from products and services developed using such grants, are payable to the Israeli Government.

The grants are linked to the exchange rate of the dollar to the New Israeli Shekel and bear interest of the Secured Overnight Financing Rate (“SOFR”) per year (SOFR is a benchmark interest rate which replaced the London Inter-Bank Offered Rate).

Regarding the medical segment- these grants are recognized as a deduction from research and development costs at the time the Company is entitled to such grants on the basis of the research and development costs incurred. Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the estimated royalties for each individual contract, when the related revenues are recognized, as part of cost of revenues.

In connection with the business combination of the AME technology and business, the Company assumed certain obligations relating to royalty-bearing grants previously received from the IIA. Under the applicable arrangements, royalties are payable based on revenues generated from products and services developed using such grants, up to the amount of the grants received, plus applicable interest. The obligation to pay such royalties is contingent upon the generation of qualifying revenues. The royalty payments will be recorded against the liability at the payment date.

Under the terms of the IIA grant approvals, the Company is committed to pay royalties, 3% of revenues generated from the sale of the acquired technology, related products, and services, up to the aggregate amount of the historical grants received, plus accrued interest.